LOANS, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) PSARate qtr	Dec. 31, 2019 USD ($) PSARate	Dec. 31, 2018 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 2,984,088	$ 2,581,166
Custodial deposit accounts	$ 40,500	29,900
Maximum number of consecutive quarterly losses recorded for profitability requirement | qtr	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of period	$ 19,171	21,400
Balance at beginning of period			$ 15,699
Originated servicing rights capitalized	13,957	7,303	4,977
Servicing rights acquired	0	0	3,047
Change in fair value due to price	(10,833)	(6,408)	191
Change in fair value due to pay downs	(5,391)	(3,124)	(2,514)
Balance at end of year	16,904	19,171	21,400
Loans sold and serviced that have had servicing rights capitalized	$ 2,982,833	$ 2,580,705	$ 2,333,081
Average coupon rate	3.77%	4.22%
Average servicing fee	0.257%	0.258%
Average discount rate	10.09%	10.14%
Average PSA Rate | PSARate	348	250
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,656,060	$ 1,449,935
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	1,095,877	852,123
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	181,615	180,941
FHLB [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	39,294	69,149
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 11,242	$ 29,018